Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	$ 5,549,789
New loans	1,457,184
Repayments	(1,530,360)
Acquisitions through business combinations	1,607
Transaction expenses	(15,031)
Other changes	951
Exit from the consolidation scope	(381)
Translation differences	(11,099)
Carrying amount of liability at the end of the period	5,452,661
More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,929,398
Carrying amount of liability at the end of the period	2,132,710
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	2,790,355
Carrying amount of liability at the end of the period	2,738,682
More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	4,719,753
Carrying amount of liability at the end of the period	4,871,392
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	830,036
Carrying amount of liability at the end of the period	581,269
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,190,760
New loans	1,111,166
Repayments	(1,212,592)
Acquisitions through business combinations	0
Transaction expenses	(16,545)
Other changes	1,121
Exit from the consolidation scope	0
Translation differences	(9,505)
Carrying amount of liability at the end of the period	3,064,405
Bank loans | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	556,818
Carrying amount of liability at the end of the period	767,610
Bank loans | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	2,282,772
Carrying amount of liability at the end of the period	2,101,713
Bank loans | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	2,839,590
Carrying amount of liability at the end of the period	2,869,323
Bank loans | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	351,170
Carrying amount of liability at the end of the period	195,082
Other Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	203,287
New loans	0
Repayments	0
Acquisitions through business combinations	0
Transaction expenses	332
Other changes	0
Exit from the consolidation scope	0
Translation differences	0
Carrying amount of liability at the end of the period	203,619
Other Notes | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other Notes | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other Notes | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other Notes | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	203,287
Carrying amount of liability at the end of the period	203,619
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	5,049
New loans	104
Repayments	(760)
Acquisitions through business combinations	1,607
Transaction expenses	0
Other changes	0
Exit from the consolidation scope	(381)
Translation differences	(18)
Carrying amount of liability at the end of the period	5,601
Lease liabilities | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	48
Carrying amount of liability at the end of the period	1,095
Lease liabilities | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,320
Carrying amount of liability at the end of the period	2,919
Lease liabilities | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,368
Carrying amount of liability at the end of the period	4,014
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,681
Carrying amount of liability at the end of the period	1,587
Other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	2,150,693
New loans	345,914
Repayments	(317,008)
Acquisitions through business combinations	0
Transaction expenses	1,183
Other changes	(170)
Exit from the consolidation scope	0
Translation differences	(1,576)
Carrying amount of liability at the end of the period	2,179,036
Other borrowings | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,372,532
Carrying amount of liability at the end of the period	1,364,005
Other borrowings | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	504,263
Carrying amount of liability at the end of the period	634,050
Other borrowings | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,876,795
Carrying amount of liability at the end of the period	1,998,055
Other borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	273,898
Carrying amount of liability at the end of the period	$ 180,981